RELATED PARTY TRANSACTIONS- Additional information (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 31, 2022	Feb. 28, 2021	Dec. 31, 2022	Jul. 31, 2022
RELATED PARTY TRANSACTIONS
Capital contribution made by Group to limited partnership	$ 17,000,000		$ 17,000,000
Loss on change in fair value of financial assets at fair value through profit or loss	$ 952,000		$ (952,000)
Revolving line of credit
RELATED PARTY TRANSACTIONS
Interest received		$ 800,000
Matrixport Group
RELATED PARTY TRANSACTIONS
Capital commitment				$ 20,000,000
Matrixport Group | Revolving line of credit
RELATED PARTY TRANSACTIONS
Maximum amount		$ 20,000,000
Borrowings, interest rate		12.50%
Repayments of each tranche of credit		60 days